Note 23 - Assets Held for Sale	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
23	Assets held for sale

	Note	2021	2020
Non-current assets held for sale
Eagle Vulture, Mascot & Penzance	23.1	–	500
Sale of subsidiary	23.2	–	–

23.1	Eagle Vulture, Mascot and Penzance

Farvic Consolidated Mines (Pvt) Ltd (“Farvic”) requested permission from the Company to perform drilling on the Eagle Vulture, Mascot and Penzance orebodies to obtain an understanding of the technical feasibility and commercial viability of Eagle Vulture, Mascot and Penzance in 2019. Farvic later expressed their interest in buying Eagle Vulture, Mascot and Penzance in late 2020. Management evaluated the proposition and a price was determined in November of 2020. During February 2021 Farvic and the Group concluded the sale contract at $500 and Blanket relinquished all rights to the properties.

The assets were available for sale as at December 31, 2020 and therefore met the criteria to be classified as held for sale.

Management determined the fair value of these assets at $500 on December 31, 2020, as this was the lower of the fair value less cost to sell and the carrying amount. The carrying amount of Eagle Vulture, Mascot and Penzance, before impairment, at December 31, 2020 was $3,430 and it was classified as an Exploration and evaluation asset. The write down resulted in an impairment expense $2,930 during 2020. The sale was completed on July 27, 2021.

23.2	Sale of subsidiary

On May 31, 2018 the Group entered into an amended share sale agreement with SH Mineral Investments Proprietary Limited (“SH Minerals”) to sell the shares and claims of Eersteling Gold Mining Company Limited (“Eersteling”), a South African subsidiary previously consolidated as part of the Group, that has been on care and maintenance since 1997. The amended share sale agreement allowed for a purchase price of $3,000 which would be settled by three payments of $1,000 payable on the completion date, 12 and 18 months after the completion date. On January 31, 2019 all suspensive conditions for the sale were met and the Group transferred the registered and beneficial ownership of Eersteling to SH Minerals. During 2021 $340 (2020: $900) was received as payment towards the purchase price. SH minerals was unable to make the final payment outstanding due to the closure of the operation during the South African lock-down period and the death of two of the purchaser’s principals. Operations at Eersteling appear to have been suspended again in late 2021. As it was no longer clear that the receivable of $761 can be recovered, it was impaired.

Details of the disposal are as follows:

2019

Carrying amounts of net assets over which control was lost:
Non-current assets
Property, plant and equipment	227

Current assets
Trade and other receivables	84
Total assets	311

Non-current liabilities
Rehabilitation provision	650

Current liabilities
Trade and other payables	8
Total liabilities	658

Consideration receivable:
Cash received	1,000
Deferred consideration (at January 31, 2019)	1,953
Total consideration	2,953

Profit on sale of subsidiary:
Net liabilities derecognised	347
Cumulative exchange differences in respect of the net liabilities of the subsidiary reclassified from equity on loss of control of subsidiary	2,109
Fair value consideration receivable (at January 31, 2019)	2,953
Profit on sale of subsidiary	5,409